Fair Value Hierarchy - Summary of Financial Instruments Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Instruments [Line Items]
FVPL	$ 106,427	$ 2,501
Amortized cost	911,316	765,327
Total	1,017,743	767,828
FVPL	(948)	(544)
Amortized cost	(606,450)	(411,953)
Total	(607,398)	(412,497)
Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
FVPL	104,387	1,295
Total	104,387	1,295
Cash and Cash Equivalents
Disclosure of Financial Instruments [Line Items]
Amortized cost	536,160	468,092
Total	536,160	468,092
Other Assets
Disclosure of Financial Instruments [Line Items]
Amortized cost	11,782	56,789
Total	11,782	56,789
Trade and Other Receivables
Disclosure of Financial Instruments [Line Items]
FVPL		1,206
Amortized cost	363,374	240,446
Total	363,374	240,446
Lease Liabilities
Disclosure of Financial Instruments [Line Items]
Amortized cost	(3,957)	(4,079)
Total	(3,957)	(4,079)
Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Amortized cost	(602,493)	(407,874)
Total	(602,493)	(407,874)
Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
FVPL	2,040
Total	2,040	1,206
FVPL	(948)	(544)
Total	948	544
Level 1
Disclosure of Financial Instruments [Line Items]
Total	104,387	1,295
Level 1 | Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
Total	104,387	1,295
Level 2
Disclosure of Financial Instruments [Line Items]
Total	2,040	1,206
Total	(948)	544
Level 2 | Trade and Other Receivables
Disclosure of Financial Instruments [Line Items]
Total		1,206
Level 2 | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total	2,040
Total	$ 948	$ 544